SHARE PURCHASE WARRANTS LIABILITY (Details Narrative) - $ / shares	1 Months Ended		12 Months Ended
	Mar. 31, 2021	Feb. 28, 2021	Dec. 31, 2021	Dec. 31, 2020
Statement [Line Items]
Purchase of warrants shares issued, march	39,215,000
Purchase of warrants shares issued, february		15,796,975
Exercise price2	$ 2.25	$ 2.00
Estimated Warrents	0.2482	0.2215
Foreign Exchange Rate	$ 0.7992	$ 0.7928
Volatility Percentage	72.00%	67.00%
Risk-free interest rate	0.27%	0.22%	0.91%	0.69%
Dividend yield rate	0	0
Expected term	2 years	2 years	16 years	18 years
February 2021 Warrants [Member]
Statement [Line Items]
Estimated Warrents			$ 0.4032
Foreign Exchange Rate			$ 0.7888
Volatility Percentage			84.00%
Risk-free interest rate			0.91%
Dividend yield rate			0
Expected term			1 year 1 month 17 days
March 2021 Warrants [Member]
Statement [Line Items]
Estimated Warrents			$ 0.3563
Foreign Exchange Rate			$ 0.7888
Volatility Percentage			82.00%
Risk-free interest rate			0.91%
Dividend yield rate			0
Expected term			1 year 2 months 19 days